Other liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Other liabilities [Line Items]
Deferred income and other liabilities	₨ 60,742		₨ 40,002
Other non-current liabilities	60,742	$ 801	40,002
Financial liabilities included in other liabilities	₨ 60,742		₨ 40,002